Parent Company Balance Sheets - Schedule of Condensed Statement of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 2,026	$ 1,813,170	$ 1,909,271
Equity method income	(253,193)	(1,849,884)	(1,869,828)
Other receivables	(5,004)
Other payables	180,000
Due to related parties	23,003
Net cash used in operating activities	(53,168)	(36,714)	39,443
Investments in subsidiary	(4,275,075)	(787,266)
Net cash provided by investing activities	(4,275,075)	(787,266)
Proceeds from issuance of common stock	4,275,868	787,266
Net cash provided by financing activities	4,275,868	787,266
Net decrease in cash and cash equivalents	(52,375)	(36,714)	39,443
Cash and cash equivalents, beginning of year
Effect of exchange rate changes on cash and cash equivalents	52,666	36,714	(39,443)
Cash and cash equivalents, end of year	$ 291